PREPAYMENT AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2014
Prepaid Expense and Other Assets, Current [Abstract]
Other Current Assets [Text Block]
3.	PREPAYMENT AND OTHER CURRENT ASSETS

Prepayment and other current assets consist of the following:

	June 30,	December 31,
	2014	2013
	US$	US$
Deposits for equipment purchase	3,337,705	4,867,803
Other	978,336	730,181
	4,316,041	5,597,984